Other Intangible Assets, Net (Roll Forward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Intangible Assets Roll Forward
As at January 1,	$ 4,934.4	$ 2,312.6
Acquisitions	5,474.9	3,118.6
Divestment on non-core product rights	0.0	(17.3)
Amortization charged	(498.7)	(243.8)
Impairment charges	(643.7)	(190.3)	$ (19.9)
Foreign currency translation	(93.6)	(45.4)
As at December 31,	$ 9,173.3	$ 4,934.4	$ 2,312.6